Related Party Transactions (Details) (USD $)	0 Months Ended		0 Months Ended
	Jan. 21, 2011	Sep. 09, 2011 Line of Credit [Member]	Dec. 31, 2011 PCT [Member]	Sep. 09, 2011 PCT [Member]	Mar. 10, 2011 PCT [Member]	Sep. 09, 2011 Phase 2 clinical trial [Member] Amorcyte’s [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 3,000,000
Line of Credit Facility, Fair Value of Amount Outstanding		3,000,000
Loans and Leases Receivable, Related Parties						338,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					150,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Intrinsic Value					$ 1.60
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used					Black Scholes value $129,000
Deferred Compensation Arrangement with Individual, Shares Issued				75,000
Deferred Compensation Arrangement with Individual, Compensation Expense				115,000
DeferredCompensationArrangementWithIndividualCashAwardsGrantedAmount			$ 25,000